Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 91.9%
Canada — 11.0%
CAE, Inc.*	148,572	$2,279,104
Canadian National Railway Co.	60,677	6,552,861
Constellation Software, Inc.	10,245	14,255,484
Intact Financial Corp.	24,326	3,442,639
		26,530,088
China — 1.6%
Yum China Holdings, Inc.	82,467	3,914,169
France — 11.0%
Air Liquide S.A.	33,486	3,827,420
EssilorLuxottica S.A.	41,145	5,592,545
Hermes International	5,688	6,689,773
L'Oreal S.A.	17,806	5,693,327
Sartorius Stedim Biotech	14,692	4,506,577
		26,309,642
Hong Kong — 1.7%
Budweiser Brewing Co., APAC, Ltd.	1,531,043	3,986,925
India — 2.3%
Tata Consultancy Services Ltd.	148,074	5,426,749
Ireland — 4.0%
Experian PLC	214,851	6,289,247
Flutter Entertainment PLC*	30,491	3,361,075
		9,650,322
Italy — 2.5%
Ferrari N.V.	32,795	6,073,171
Japan — 7.0%
Hoya Corp.	57,386	5,529,635
Keyence Corp.	10,438	3,450,391
Obic Co., Ltd.	59,109	7,926,142
		16,906,168
Luxembourg — 1.4%
Eurofins Scientific S.E.	55,436	3,290,921
Netherlands — 7.1%
Adyen N.V.*	2,042	2,546,705
IMCD N.V.	28,603	3,391,217
Wolters Kluwer N.V.	113,115	11,014,416
		16,952,338
Sweden — 1.3%
Epiroc AB, Class A	212,136	3,034,712
Switzerland — 10.0%
Alcon, Inc.	115,701	6,720,543
Lonza Group AG	7,691	3,744,681
Nestle S.A.	94,275	10,196,532
Roche Holding AG	10,635	3,462,041
		24,123,797
United Kingdom — 21.3%
Ashtead Group PLC	64,391	2,891,789
Diageo PLC	234,409	9,867,102
	Number of Shares	Value†

United Kingdom — (continued)
Halma PLC	185,251	$4,166,744
London Stock Exchange Group PLC	130,812	11,046,930
RELX PLC	504,150	12,319,280
Rentokil Initial PLC	1,451,179	7,691,945
Spirax-Sarco Engineering PLC	26,840	3,085,343
		51,069,133
United States — 9.7%
Aon PLC, Class A	28,796	7,713,585
Mastercard, Inc., Class A	33,765	9,600,740
Mettler-Toledo International, Inc.*	5,495	5,957,239
		23,271,564
TOTAL COMMON STOCKS (Cost $257,950,824)		220,539,699

SHORT-TERM INVESTMENTS — 5.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $14,215,045)	14,215,045	14,215,045
TOTAL INVESTMENTS — 97.8% (Cost $272,165,869)		$234,754,744
Other Assets & Liabilities — 2.2%		5,345,981
TOTAL NET ASSETS — 100.0%		$240,100,725

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AB— Aktiebolag.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2022††
United Kingdom	23%
Canada	12
France	12
Switzerland	11
United States	11
Netherlands	8
Japan	8
Other	15
Total	100%
††	% of total investments as of September 30, 2022.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	1.0%	$2,279,104
Apparel	3.0	6,689,773
Auto Manufacturers	2.7	6,073,171

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
International Equity Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Beverages	6.3%	$13,854,027
Chemicals	1.7	3,827,420
Commercial Services	14.4	31,738,966
Computers	6.0	13,352,891
Cosmetics & Personal Care	2.6	5,693,327
Distribution & Wholesale	1.5	3,391,217
Diversified Financial Services	9.4	20,647,670
Electronics	7.1	15,653,618
Entertainment	1.5	3,361,075
Food	4.6	10,196,532
Healthcare Products	7.6	16,819,665
Healthcare Services	3.2	7,035,602
Insurance	5.1	11,156,224
Machinery — Construction & Mining	1.4	3,034,712
Machinery — Diversified	3.0	6,535,734
Media	5.0	11,014,416
Pharmaceuticals	1.6	3,462,041
Retail	1.8	3,914,169
Software	6.5	14,255,484
Transportation	3.0	6,552,861
	100.0%	$220,539,699
2